Capital and Reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Summary of Share Capital
Share capital

	Ordinary A Shares	Ordinary B Shares	Preference C Shares	Preference G1 Shares
In thousands of shares	2021	2021	2021	2021
Authorized	10,000,000	11,000,000	10,000,000	50,000
On issue at January 1, 2021	135,136	664,605	252,065	0
Issued during the year	—	17,206	41,012	10,150

On issue at June 30, 2021 - fully paid	135,136	681,811	293,077	10,150

Share capital

	Ordinary A Shares	Ordinary B Shares	Preference C Shares
In thousands of shares	2020	2020	2020
Authorized	10,000,000	11,000,000	10,000,000
On issue at January 1, 2020	135,136	664,605	227,380
Issued during the year	—	—	24,796

On issue at December 31, 2020—fully paid	135,136	664,605	252,176

Summary of Authorized Called Up and Fully Paid Up Capital

June 30, 2021
Authorized
10,000,000,000 A Ordinary shares of $0.00001277 each	127,700
11,000,000,000 B Ordinary shares of $0.00001277 each	140,471
10,000,000,000 C Preferred shares of $0.00001277 each	127,700
50,000,000 G1 Ordinary redeemable shares of $0.00001277 each	638
Allotted, called up and fully paid
135,136,000 A ordinary shares of $0.00001277 each	1,726
664,605,000 B ordinary shares of $0.00001277 each	8,487
293,188 C preference shares of $0.00001277 each	3,744
10,150 G1 Ordinary redeemable shares of $0.00001277 each	130

14,087

	2020	2019

Authorized
10,000,000,000 A Ordinary shares of $0.00001277 each	127,700	127,700
11,000,000,000 B Ordinary shares of $0.00001277 each	140,470	140,470
10,000,000,000 C Preferred shares of $0.00001277 each	127,700	127,700
Allotted, called up and fully paid
135,136,000 A ordinary shares of $ 0.00001277 each	1,726	1,726
664,605,000 B ordinary shares of $ 0.00001277 each	8,487	8,487
252,176,369 C preference shares of $ 0.00001277 each	3,220	2,904

	13,433	13,117

Summary of Other Comprehensive Income Accumulated in Reserves, Net of Tax	Other comprehensive income (“OCI”) accumulated in reserves, net of tax

2021
$’000
January 1,	1,675
Foreign operations – foreign currency translation differences	(67)

June 30,	1,608

Other comprehensive income (“OCI”) accumulated in reserves, net of tax

	2020	2019
	$’000	$’000
January 1,	(1,904)	7,789
Foreign operations – foreign currency translation differences	3,579	(9,693)

December 31,	1,675	(1,904)